PREPAID AND OTHER CURRENT ASSETS, NET (Summary of Receivable Transferred and Consideration Allocated Based on Management's Estimation on Recoverability) (Details) ¥ in Thousands, $ in Thousands					12 Months Ended
	May 30, 2021 CNY (¥)	May 20, 2021 USD ($)	Mar. 30, 2021 CNY (¥)	Mar. 30, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Mar. 06, 2020
Amount due from minority shareholder					¥ 49,800	¥ 49,800
Payable to Zhenjiang Foreign Language School (Note 7(ii))					36,770	36,770
Payables on behalf of K9 schools (Note ii & Note 7(iv))					21,301
Principal amount of loans provided	¥ 1,000	$ 500	¥ 1,000	$ 500	0
Zhenjiang Foreign Language School
Payable to Zhenjiang Foreign Language School (Note 7(ii))					36,770	¥ 36,770
Provision					¥ 0
Ambow NSAD Inc | NewSchool.
Ownership interest acquired (as a percent)					100.00%		100.00%
Xihua Group
Amount due from minority shareholder					¥ 49,800
Provision					¥ 0